Operating Segments and Geographic Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Schedule Of Segment Reporting Information [Abstract]
Net revenue	$ 55,870	$ 52,708	$ 53,341
Operating income (loss)	15,347	12,291	14,638
Client Computing Group [Member]
Schedule Of Segment Reporting Information [Abstract]
Net revenue	34,872	34,645	36,479
Operating income (loss)	10,323	8,708	11,433
Data Center Group [Member]
Schedule Of Segment Reporting Information [Abstract]
Net revenue	14,387	12,163	11,219
Operating income (loss)	7,390	5,456	5,029
Internet of Things Group [Member]
Schedule Of Segment Reporting Information [Abstract]
Net revenue	2,142	1,801	1,600
Operating income (loss)	583	532	266
Software and services operating segments [Member]
Schedule Of Segment Reporting Information [Abstract]
Net revenue	2,216	2,188	2,072
Operating income (loss)	81	57	27
All other [Member]
Schedule Of Segment Reporting Information [Abstract]
Net revenue	2,253	1,911	1,971
Operating income (loss)	$ (3,030)	$ (2,462)	$ (2,117)